Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Business Combinations [Abstract]
Summary of Consideration Paid for Acquiring Assets and Liabilities	Provisional fair values of the consideration given and of the assets and liabilities acquired are summarised below:
	Fair value 2018 £m	Fair value 2017 £m	Fair value 2016 £m
Goodwill	626	77	222
Intangible assets	423	56	189
Property, plant and equipment	5	–	1
Current assets	24	3	12
Non current assets	12	–	–
Current liabilities	(72)	(16)	(20)
Borrowings	(12)	–	–
Deferred tax	(51)	(2)	(35)
Net assets acquired	955	118	369
Consideration (after taking account of £27m (2017: £7m; 2016: £10m) net cash acquired)	955	118	369
Less: consideration deferred to future years	(36)	(1)	(15)
Less: acquisition date fair value of equity interest	–	–	(18)
Net cash flow	919	117	336